Number of Productive Crude Oil and Natural Gas Wells in which we Held an Interest (Detail)	Jun. 30, 2020 Wells
Disclosure of productive wells [line items]
Crude oil wells, Gross	473
Crude oil wells, Net	222
Natural gas wells, Gross	170
Natural gas wells, Net	58
Total, Gross	643
Total, Net	280
Australia [member]
Disclosure of productive wells [line items]
Crude oil wells, Gross	353
Crude oil wells, Net	176
Natural gas wells, Gross	162
Natural gas wells, Net	54
Total, Gross	515
Total, Net	230
United States [member]
Disclosure of productive wells [line items]
Crude oil wells, Gross	61
Crude oil wells, Net	24
Natural gas wells, Gross	0
Natural gas wells, Net	0
Total, Gross	61
Total, Net	24
Other countries [member]
Disclosure of productive wells [line items]
Crude oil wells, Gross	59
Crude oil wells, Net	22
Natural gas wells, Gross	8
Natural gas wells, Net	4
Total, Gross	67
Total, Net	26